Quarterly Holdings Report
for
Fidelity® SAI Sustainable U.S. Equity Fund
February 28, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EFS-NPRT3-0426
1.9904866.103
Common Stocks - 95.8%
	Shares	Value ($)
AUSTRALIA - 0.6%
Industrials - 0.6%
Commercial Services & Supplies - 0.6%
Brambles Ltd	153,023	2,731,182
BELGIUM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
UCB SA	13,975	4,166,195
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	20,880	3,402,366
CANADA - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
Franco-Nevada Corp	10,271	2,870,654
INDIA - 0.4%
Financials - 0.4%
Banks - 0.4%
HDFC Bank Ltd ADR	74,008	2,357,154
ITALY - 0.6%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	30,923	3,008,590
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	11,550	2,621,966
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,747	7,022,251
UNITED KINGDOM - 0.9%
Health Care - 0.9%
Pharmaceuticals - 0.9%
Astrazeneca PLC	20,771	4,350,523
UNITED STATES - 89.1%
Communication Services - 7.3%
Entertainment - 2.0%
Netflix Inc (a)	67,660	6,511,598
Walt Disney Co/The	30,800	3,266,032
		9,777,630
Interactive Media & Services - 5.3%
Alphabet Inc Class A	81,108	25,286,230
TOTAL COMMUNICATION SERVICES		35,063,860
Consumer Discretionary - 11.0%
Automobiles - 0.7%
Tesla Inc (a)	8,700	3,501,837
Broadline Retail - 4.1%
Amazon.com Inc (a)	92,763	19,480,230
Hotels, Restaurants & Leisure - 2.3%
Hilton Worldwide Holdings Inc	16,013	4,992,533
Starbucks Corp	34,400	3,371,888
Viking Holdings Ltd (a)	38,000	2,964,760
		11,329,181
Household Durables - 1.6%
DR Horton Inc	14,333	2,298,870
PulteGroup Inc	17,235	2,364,642
SharkNinja Inc (a)	23,700	2,912,019
		7,575,531
Specialty Retail - 1.9%
Home Depot Inc/The	13,800	5,253,936
TJX Cos Inc/The	24,814	4,011,431
		9,265,367
Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc Class B	30,000	1,865,400
TOTAL CONSUMER DISCRETIONARY		53,017,546
Consumer Staples - 5.6%
Beverages - 2.5%
Coca-Cola Co/The	93,303	7,609,793
Keurig Dr Pepper Inc	139,200	4,214,976
		11,824,769
Consumer Staples Distribution & Retail - 1.2%
Casey's General Stores Inc	4,300	2,948,037
US Foods Holding Corp (a)	30,300	2,927,283
		5,875,320
Household Products - 1.0%
Procter & Gamble Co/The	30,200	5,049,440
Personal Care Products - 0.9%
Estee Lauder Cos Inc/The Class A	39,300	4,302,171
TOTAL CONSUMER STAPLES		27,051,700
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc	11,568	2,726,925
Financials - 9.2%
Banks - 4.4%
Bank of America Corp	114,210	5,691,084
JPMorgan Chase & Co	33,100	9,939,931
Wells Fargo & Co	69,252	5,640,575
		21,271,590
Capital Markets - 0.9%
Bank of New York Mellon Corp/The	35,400	4,216,140
Financial Services - 1.8%
Apollo Global Management Inc	19,084	1,996,186
Mastercard Inc Class A	13,293	6,875,273
		8,871,459
Insurance - 2.1%
Arthur J Gallagher & Co	19,690	4,493,258
Chubb Ltd	17,076	5,820,525
		10,313,783
TOTAL FINANCIALS		44,672,972
Health Care - 11.9%
Biotechnology - 2.4%
Alnylam Pharmaceuticals Inc (a)	9,215	3,067,858
Biogen Inc (a)	14,400	2,762,208
Gilead Sciences Inc	39,066	5,818,881
		11,648,947
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp (a)	61,082	4,694,152
TransMedics Group Inc (a)	29,705	4,314,948
		9,009,100
Health Care Providers & Services - 0.8%
BrightSpring Health Services Inc (a)	58,400	2,419,512
UnitedHealth Group Inc	4,356	1,277,484
		3,696,996
Health Care Technology - 0.2%
Veeva Systems Inc Class A (a)	8,400	1,528,883
Life Sciences Tools & Services - 2.2%
Danaher Corp	20,384	4,293,686
Thermo Fisher Scientific Inc	11,755	6,125,648
		10,419,334
Pharmaceuticals - 4.4%
Elanco Animal Health Inc (a)	101,500	2,679,600
Eli Lilly & Co	10,817	11,379,376
Johnson & Johnson	28,100	6,980,883
		21,039,859
TOTAL HEALTH CARE		57,343,119
Industrials - 11.8%
Aerospace & Defense - 1.9%
Boeing Co (a)	15,769	3,587,921
Howmet Aerospace Inc	13,701	3,596,924
StandardAero Inc (a)	57,252	1,763,361
		8,948,206
Building Products - 1.3%
Builders FirstSource Inc (a)	9,583	999,411
Tecnoglass Inc	26,966	1,228,571
Trane Technologies PLC	9,277	4,288,943
		6,516,925
Construction & Engineering - 1.7%
EMCOR Group Inc	4,071	2,949,928
Quanta Services Inc	9,525	5,363,337
		8,313,265
Electrical Equipment - 3.6%
Eaton Corp PLC	9,922	3,729,878
GE Vernova Inc	7,950	6,945,120
Nextpower Inc Class A (a)	21,400	2,249,140
Vertiv Holdings Co Class A	15,354	3,913,581
		16,837,719
Machinery - 3.0%
Cummins Inc	9,000	5,254,830
Parker-Hannifin Corp	6,060	6,115,631
Westinghouse Air Brake Technologies Corp	12,413	3,276,411
		14,646,872
Professional Services - 0.3%
KBR Inc	39,136	1,652,713
TOTAL INDUSTRIALS		56,915,700
Information Technology - 27.4%
Electronic Equipment, Instruments & Components - 0.8%
Coherent Corp (a)	14,100	3,650,913
IT Services - 0.7%
IBM Corporation	14,600	3,507,066
Semiconductors & Semiconductor Equipment - 12.9%
Broadcom Inc	12,750	4,074,263
First Solar Inc (a)	10,400	2,050,880
KLA Corp	4,600	7,012,930
Lam Research Corp	28,167	6,587,980
Micron Technology Inc	18,784	7,745,958
NVIDIA Corp	197,840	35,055,270
		62,527,281
Software - 5.8%
Autodesk Inc (a)	14,700	3,614,289
Intuit Inc	4,900	2,004,247
Microsoft Corp	57,357	22,526,388
		28,144,924
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc	115,450	30,499,581
Western Digital Corp	15,400	4,307,380
		34,806,961
TOTAL INFORMATION TECHNOLOGY		132,637,145
Materials - 1.8%
Chemicals - 0.7%
Corteva Inc	42,297	3,388,836
Construction Materials - 0.6%
James Hardie Industries PLC (a)	111,973	2,726,543
Metals & Mining - 0.5%
Steel Dynamics Inc	13,000	2,510,689
TOTAL MATERIALS		8,626,068
Real Estate - 1.8%
Health Care REITs - 0.8%
Welltower Inc	17,719	3,669,959
Real Estate Management & Development - 0.3%
Cushman & Wakefield Ltd	134,300	1,800,963
Specialized REITs - 0.7%
American Tower Corp	16,900	3,242,434
TOTAL REAL ESTATE		8,713,356
Utilities - 0.8%
Electric Utilities - 0.8%
Constellation Energy Corp	11,372	3,751,395
TOTAL UNITED STATES		430,519,786
TOTAL COMMON STOCKS (Cost $382,340,349)		463,050,667

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $19,219,276)	3.70	19,215,432	19,219,276

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $401,559,625)	482,269,943
NET OTHER ASSETS (LIABILITIES) - 0.2%	1,098,635
NET ASSETS - 100.0%	483,368,578

Legend

(a)	Non-income producing.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,652,110	135,838,337	122,271,139	272,823	(32)	-	19,219,276	19,215,432	0.0%
Total	5,652,110	135,838,337	122,271,139	272,823	(32)	-	19,219,276

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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